Condensed Consolidated Statements of Comprehensive Earnings - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net earnings	$ 98		$ 81		$ 794		$ 692		$ 561
Other comprehensive (loss) earnings:
Unrealized (loss) gain on investments and other financial instruments, net (excluding investments in unconsolidated affiliates)	(9)	[1]	19	[1]	25	[2]	38	[2]	(38)	[2]
Unrealized gain on investments in unconsolidated affiliates	3	[3]	7	[3]	12	[4]	10	[4]	(27)	[4]
Unrealized (loss) gain on foreign currency translation	(1)	[5]	1	[5]	6		2		(8)
Reclassification adjustments for change in unrealized gains and losses included in net earnings	(2)	[6]	(3)	[6]	3	[7]	0	[7]	0	[7]
Other comprehensive (loss) earnings	(9)		24		55		56		(71)
Comprehensive earnings	89		105		849		748		490
Less: Comprehensive earnings attributable to non-controlling interests	1		8		25		41		34
Comprehensive earnings attributable to Fidelity National Financial Inc. Common Shareholders	88		97		824		707		456
FNF Group Common Stock
Other comprehensive (loss) earnings:
Comprehensive earnings attributable to Fidelity National Financial Inc. Common Shareholders	88		97		709		703		494
FNFV Group Common Stock
Other comprehensive (loss) earnings:
Comprehensive earnings attributable to Fidelity National Financial Inc. Common Shareholders			$ 0		$ 115		$ 4		$ (38)

[1]	Net of income tax (benefit) expense of $(3) million and $8 million for the three-month periods ended March 31, 2018 and 2017, respectively.
[2]	Net of income tax expense (benefit) of $16 million, $23 million, and $(23) million for the years ended December 31, 2017, 2016 and 2015, respectively.
[3]	Net of income tax expense of $1 million and $4 million for the three-month periods ended March 31, 2018 and 2017, respectively.
[4]	Net of income tax expense (benefit) of $7 million, $6 million, and $(17) million for the years ended December 31, 2017, 2016 and 2015, respectively.
[5]	Net of income tax (benefit) expense of less than $(1) million and $1 million for the three-month periods ended March 31, 2018 and 2017, respectively.
[6]	Net of income tax expense of $1 million and $2 million for the three-month periods ended March 31, 2018 and 2017, respectively.
[7]	Net of income tax expense of $2 million for the year ended December 31, 2017.